Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net Loss	¥ (40,675)	$ (5,596)	¥ (30,698)	¥ (82,971)	$ (11,687)	¥ (166,490)	¥ (101,945)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investment | ¥							700
Impairment of long-lived assets	300	41	1,515	1,515	213	19,743
Impairment of goodwill						69,853
Depreciation of property, equipment and software | ¥						2,140	3,298
Amortization of intangible assets | ¥						2,097	4,110
Share-based compensation | ¥				9,546		10,282	9,797
Allowance for doubtful accounts | ¥				4,768		8,143	17,796
Gain from long-term investments	(427)	(59)	(95)	(181)	(26)	(26)	(258)
Loss on disposal of property and equipment, subsidiary | ¥						218	429
Recognition of deferred income | ¥						(513)	(513)
Foreign exchange (gain)/ loss | ¥				259		(444)	149
Loss on changes in guarantee liabilities | ¥							1,542
Deferred income taxes | ¥						(5,451)
Change in fair value of warrant liability	(2,338)	(322)	(11,551)	(20,732)	(2,920)	(11,219)
Other income, net | ¥				(8,782)
Changes in operating assets and liabilities:
Accounts and notes receivable | ¥				20,439		(1,127)	6,504
Prepayment and other current assets | ¥				26,792		5,151	(4,177)
Accounts payable | ¥				(3,253)		(15,919)	7,782
Advance from customers | ¥				471		(11,706)	(6,065)
Salary and welfare benefits payable | ¥				(15,914)		(6,926)	(12,977)
Deferred revenue | ¥				(97)		(2,361)
Other taxes payable | ¥				(3,742)		2,905	(1,170)
Other current liabilities | ¥				(3,010)		(8,029)	(17,257)
Net cash used in operating activities	(11,088)	(1,527)	(52,408)	(74,892)		(109,679)	(92,255)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(7)	(1)				(212)	(968)
Cash paid for long-term investments | ¥							(2,250)
Cash received from maturity of time deposits | ¥							45,674
Cash received from disposal of long-term investments | ¥							5,400
Net cash used in investing activity	(7)	(1)				(212)	47,856
Cash flows from financing activities:
Cash received from borrowings	18,000	2,477	7,120	20,400		6,169	10,000
Repayments of short-term borrowings	(10,787)	(1,484)	(3,685)	(6,428)		(8,454)	(3,000)
Proceeds of offering, net of listing fee | ¥						93,526
Net cash generated from financing activities	7,213	993	3,435	13,972		91,241	7,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,763)	(380)	791	70		(1,805)	(5,048)
Net decrease in cash, cash equivalents and restricted cash	(6,645)	(915)	(48,182)	(60,850)		(20,455)	(42,447)
Cash, cash equivalents and restricted cash at beginning of the period	15,993	2,201	76,843	76,843		97,298	139,745
Including:
Cash and cash equivalents at the beginning of the period	9,600	1,316	69,895	69,895		63,461	109,916
Restricted cash at the beginning of the period	6,429	885	6,948	6,948		33,837	29,829
Cash, cash equivalents and restricted cash at end of the period	9,348	1,286	28,661	15,993	2,201	76,843	97,298
Including:
Cash and cash equivalents at the end of the period	5,000	689	21,941	9,600	1,316	69,895	63,461
Restricted cash at the end of the period	4,339	597	6,720	6,429	885	6,948	33,837
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(465)	(64)	(84)	(337)		(214)	(182)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 191	26	¥ 2,813	¥ 2,813		¥ 13,152
Previously Reported
Cash flows from operating activities:
Net Loss					(11,687)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investment
Impairment of long-lived assets					213
Impairment of goodwill
Depreciation of property, equipment and software
Amortization of intangible assets
Share-based compensation					1,345
Allowance for doubtful accounts					672
Gain from long-term investments					(26)
Loss on disposal of property and equipment, subsidiary
Recognition of deferred income
Foreign exchange (gain)/ loss					37
Loss on changes in guarantee liabilities
Deferred income taxes
Change in fair value of warrant liability					(2,920)
Other income, net					(1,237)
Changes in operating assets and liabilities:
Accounts and notes receivable					2,879
Prepayment and other current assets					3,774
Accounts payable					(458)
Advance from customers					66
Salary and welfare benefits payable					(2,241)
Deferred revenue					(14)
Other taxes payable					(527)
Other current liabilities					(426)
Net cash used in operating activities					(10,550)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets
Cash paid for long-term investments
Cash received from maturity of time deposits
Cash received from disposal of long-term investments
Net cash used in investing activity
Cash flows from financing activities:
Cash received from borrowings					2,873
Repayments of short-term borrowings					(905)
Proceeds of offering, net of listing fee
Net cash generated from financing activities					1,968
Effect of exchange rate changes on cash, cash equivalents and restricted cash					10
Net decrease in cash, cash equivalents and restricted cash					(8,572)
Cash, cash equivalents and restricted cash at beginning of the period		2,252			10,824
Including:
Cash and cash equivalents at the beginning of the period		1,347			9,845
Restricted cash at the beginning of the period		$ 905			979
Cash, cash equivalents and restricted cash at end of the period					2,252
Including:
Cash and cash equivalents at the end of the period					1,347
Restricted cash at the end of the period					905
Supplemental disclosures of cash flow information:
Cash paid for interest expense					(47)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities					$ 396